Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of fair value of the identifiable net assets
	December 31,	December 31,
	2020	2019
Gross carrying value of goodwill
Zhong Chuan Rui You	$7,239,936	$7,239,936
Superengine	4,488,664	4,488,664
Bobtrain	3,849,207	-

Less: impairment
Zhong Chuan Rui You	(3,619,968)	-
Superengine	-	-
Bobtrain	-	-

Net carrying value of goodwill
Zhong Chuan Rui You	3,619,968	7,239,936
Superengine	4,488,664	4,488,664
Bobtrain	3,849,207	-
	$11,957,839	$11,728,600